Intangible Assets - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Development projects expenses		€ 56	€ 79	€ 1,010
Useful life of intangible assets	15 years
Post-tax discount rate		19.07%	17.66%	17.25%
Debt leveraging rate		14.60%	17.00%	25.10%
Market premium rate		7.50%	8.00%	8.00%
Risk premium rate		10.00%	11.00%	10.00%
Development costs expense		€ 18,019	€ 17,830	€ 6,203
Development costs capitalized		967	2,845	8,248
Total development cost		18,986	20,675	14,449
Capitalised development expenditure [member] | Condor Meo [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets		€ 1,531	€ 0	€ 0